UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

              Investment Company Act file number 811-21517
                                                -----------------

           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios, LP
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
      --------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           ---------------

                      Date of fiscal year end: MAY 31, 2004
                                              -------------

                    Date of reporting period: AUGUST 31, 2004
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

First Trust/Value Line(R) & Ibbotson Equity Allocation Fund
Portfolio of Investments
August 31, 2004 (Unaudited)


                                                                    MARKET
      SHARES                                                        VALUE
   ------------                                                 ------------
COMMON STOCKS - 99.4%
               ENERGY - 15.9%
     21,022    Amerada Hess Corp.                              $   1,692,271
     32,998    BJ Services Company                                 1,585,554
     22,054    ConocoPhillips                                      1,641,479
     24,856    Devon Energy Corp.                                  1,610,917
     26,861    EOG Resources, Inc.                                 1,551,760
     33,948    Exxon Mobil Corp.                                   1,565,003
     19,890    Frontier Oil Corp.                                    406,154
     31,179    Kerr-McGee Corp.                                    1,645,628
     21,543    Murphy Oil Corp.                                    1,626,712
      9,091    Newfield Exploration Company*                         503,187
     15,009    Patina Oil & Gas Corp.                                401,791
     11,284    Southwestern Energy Company*                          401,372
     21,230    Tesoro Petroleum Corp.*                               502,726
     15,980    Total SA, Sponsored ADR                             1,565,880
     24,853    Valero Energy Corp.                                 1,641,044
     36,233    Weatherford International Ltd.*                     1,679,037
                                                               -----------------
                                                                  20,020,515
                                                               -----------------
               MATERIALS - 13.4%
     23,653    AMCOL International Corp.                             404,703
      9,848    Ashland, Inc.                                         506,483
     41,446    Ball Corp.                                          1,547,594
      5,841    Cleveland-Cliffs, Inc.*                               389,887
     15,310    Commercial Metals Company                             535,544
      7,088    CUNO, Inc.*                                           403,165
      8,574    Florida Rock Industries, Inc.                         390,117
     10,869    Georgia Gulf Corp.                                    412,479
     48,240    Georgia-Pacific Corp.                               1,639,195
     31,750    Hercules, Inc.*                                       435,610
     47,447    Inco Ltd.*                                          1,619,841
     39,312    Longview Fibre Company*                               486,683
     19,698    Nucor Corp.                                         1,542,156
     15,328    OM Group, Inc.*                                       521,918
     20,663    Phelps Dodge Corp.                                  1,685,274
     19,300    Pope & Talbot, Inc.                                   355,699
     12,604    Potlatch Corp.                                        540,712
     30,993    Ryerson Tull, Inc.                                    494,028
     26,047    Teck Cominco Ltd., Class B                            509,039
     11,473    Texas Industries, Inc.                                502,517
     38,895    The Sherwin-Williams Company                        1,606,363
     25,235    Wausau-Mosinee Paper Corp.                            395,180
                                                               -----------------
                                                                  16,924,187
                                                               -----------------
               UTILITIES - 10.0%
     34,166    Allegheny Energy, Inc.*                               501,899
     17,809    Black Hills Corp.                                     495,981
     53,890    CMS Energy Corp.*                                     517,344
     41,084    DTE Energy Company                                  1,697,591
      7,815    Equitable Resources, Inc.                             409,740
     44,149    KeySpan Corp.                                       1,682,077
     16,627    Northwest Natural Gas Company                         512,610
     12,055    Pinnacle West Capital Corp.                           508,842

Portfolio of Investments
August 31, 2004 (Unaudited)


                                                                    MARKET
      SHARES                                                        VALUE
   ------------                                                 ------------
COMMON STOCKS - (CONTINUED)
               UTILITIES - (CONTINUED)
     23,860    PNM Resources, Inc.                             $     509,888
      9,789    Questar Corp.                                         398,216
     45,093    Sempra Energy                                       1,630,112
    138,584    The Williams Companies, Inc.                        1,647,764
     19,531    Watts Water Technologies, Inc., Class A               497,259
     94,000    Xcel Energy, Inc.                                   1,659,100
                                                               -----------------
                                                                  12,668,423
                                                               -----------------
               HEALTH CARE EQUIPMENT & SERVICES - 7.9%
     17,422    Aetna, Inc.                                         1,614,148
     14,908    American Healthways, Inc.*                            402,516
     33,652    Biomet, Inc.                                        1,536,214
     26,746    First Health Group Corp.*                             407,877
     12,960    Haemonetics Corp.*                                    409,795
     26,600    Humana, Inc.*                                         505,400
     26,926    Johnson & Johnson                                   1,564,401
     38,652    Laboratory Corp. of America Holdings*               1,607,537
     18,399    Quest Diagnostics, Inc.                             1,574,954
     16,812    SurModics, Inc.*                                      402,143
                                                               -----------------
                                                                  10,024,985
                                                               -----------------
               CAPITAL GOODS - 5.8%
     25,511    AGCO Corp.*                                           509,965
     25,563    Aviall, Inc.*                                         511,260
     16,317    Cubic Corp.                                           399,603
     21,739    Flowserve Corp.*                                      498,693
     18,390    Gardner Denver, Inc.*                                 509,955
     13,157    Graco, Inc.                                           410,498
     14,177    Kaydon Corp.                                          403,477
     40,358    Rockwell Automation, Inc.                           1,573,962
     12,522    Tecumseh Products Company, Class A                    515,280
     13,170    Terex Corp.*                                          475,832
     16,448    United Technologies Corp.                           1,544,632
                                                               -----------------
                                                                   7,353,157
                                                               -----------------
               INSURANCE - 5.8%
     16,333    American Financial Group, Inc.                        481,007
     34,656    Marsh & McLennan Companies, Inc.                    1,548,777
     24,924    Ohio Casualty Corp.*                                  502,218
     13,429    RLI Corp.                                             496,739
     34,472    SAFECO Corp.                                        1,660,516
     14,275    Selective Insurance Group, Inc.                       492,916
     34,602    The Allstate Corp.                                  1,633,560
     11,701    Unitrin, Inc.                                         490,857
                                                               -----------------
                                                                   7,306,590
                                                               -----------------
               CONSUMER DURABLES & APPAREL - 5.2%
     13,799    Fossil, Inc.*                                         396,169
      7,338    M.D.C. Holdings, Inc.                                 505,221
     34,647    Oakley, Inc.                                          397,401
     27,366    Pulte Homes, Inc.                                   1,613,226
     27,380    Russell Corp.                                         489,007
     22,247    The Black & Decker Corp.                            1,533,486

Portfolio of Investments
August 31, 2004 (Unaudited)


                                                                    MARKET
      SHARES                                                        VALUE
   ------------                                                 ------------
COMMON STOCKS - (CONTINUED)
               CONSUMER DURABLES & APPAREL - (CONTINUED)
      6,986    The Timberland Company, Class A*                $     390,168
      6,039    The Toro Company                                      393,562
     12,692    Winnebago Industries, Inc.                            398,529
     16,595    Wolverine World Wide, Inc.                            400,271
                                                               -----------------
                                                                   6,517,040
                                                               -----------------
               RETAIL - 5.0%
     14,533    Barnes & Noble, Inc.*                                 502,260
     64,116    Charming Shoppes, Inc.*                               439,836
     24,708    Christopher & Banks Corp.                             435,108
     16,452    Claire's Stores, Inc.                                 400,442
     18,293    Copart, Inc.*                                         397,324
     17,369    Genesco, Inc.*                                        391,323
      7,245    Michael's Stores, Inc.                                415,356
     29,867    ShopKo Stores, Inc.*                                  505,350
     42,818    The Home Depot, Inc.                                1,565,426
     13,523    The Yankee Candle Company, Inc.*                      366,608
     49,800    Trans World Entertainment Corp.*                      496,506
     13,799    Urban Outfitters, Inc.*                               418,800
                                                               -----------------
                                                                   6,334,339
                                                               -----------------
               TRANSPORTATION - 4.3%
     11,149    Arkansas Best Corp.                                   384,083
     19,121    GATX Corp.                                            515,693
     22,581    Heartland Express, Inc.                               396,071
     11,268    J.B. Hunt Transport Services, Inc.                    381,985
     59,558    Norfolk Southern Corp.                              1,691,447
     36,070    OMI Corp.                                             458,811
     21,415    United Parcel Service, Inc., Class B                1,564,366
                                                               -----------------
                                                                   5,392,456
                                                               -----------------
               FOOD, BEVERAGE & TOBACCO - 4.1%
     29,250    Anheuser-Busch Companies, Inc.                      1,544,400
     32,295    Hershey Foods Corp.                                 1,559,203
     17,869    Nash Finch Company                                    527,671
     39,776    UST, Inc.                                           1,595,813
                                                               -----------------
                                                                   5,227,087
                                                               -----------------
               HOTELS, RESTAURANTS & LEISURE - 3.4%
     11,569    CEC Entertainment, Inc.*                              389,528
     25,353    Harley-Davidson, Inc.                               1,547,040
      8,292    Polaris Industries, Inc.                              391,051
     14,549    Rare Hospitality International, Inc.*                 393,405
     39,725    Yum! Brands, Inc.                                   1,577,480
                                                               -----------------
                                                                   4,298,504
                                                               -----------------
               AUTOMOBILE & COMPONENTS - 3.1%
     10,992    Bandag, Inc.                                          502,994
     68,427    Honda Motor Company Ltd., Sponsored ADR             1,709,307
     21,602    Toyota Motor Corp., Sponsored ADR                   1,710,662
                                                               -----------------
                                                                   3,922,963
                                                               -----------------

Portfolio of Investments
August 31, 2004 (Unaudited)


                                                                    MARKET
      SHARES                                                        VALUE
   ------------                                                 ------------
COMMON STOCKS - (CONTINUED)
               SOFTWARE - 2.6%
     36,181    Autodesk, Inc.                                  $   1,606,798
     20,776    Pixar*                                              1,614,711
                                                               -----------------
                                                                   3,221,509
                                                               -----------------
               HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
     21,033    American Greetings Corp., Class A*                    506,264
     14,897    Helen of Troy Ltd.*                                   402,219
     29,245    The Clorox Company                                  1,545,306
     14,032    WD-40 Company                                         401,035
                                                               -----------------
                                                                   2,854,824
                                                               -----------------
               INTERNET  SOFTWARE & SERVICES - 1.7%
      8,825    FactSet Research Systems, Inc.                        392,977
     35,006    Internet Security Systems, Inc.*                      503,736
     65,850    Interwoven, Inc.*                                     499,802
     20,131    WebEx Communications, Inc.*                           390,541
     10,065    Websense, Inc.*                                       385,993
                                                               -----------------
                                                                   2,173,049
                                                               -----------------
               MEDIA - 1.7%
     36,200    Bowne & Company, Inc.                                 485,804
     99,096    Time Warner, Inc.*                                  1,620,220
                                                               -----------------
                                                                   2,106,024
                                                               -----------------
               COMMERCIAL SERVICES - 1.7%
      8,019    Bright Horizons Family Solutions, Inc.*               396,860
     15,951    Equifax, Inc.                                         389,204
     24,924    Sotheby's Holdings, Inc., Class A*                    398,535
     37,300    Steelcase, Inc., Class A                              505,415
     48,931    TeleTech Holdings, Inc.*                              403,192
                                                               -----------------
                                                                   2,093,206
                                                               -----------------
               TELECOMMUNICATION SERVICES - 1.6%
      9,128    Commonwealth Telephone Enterprises, Inc.*             396,612
     93,587    Deutsche Telekom AG, Sponsored ADR *                1,640,580
                                                               -----------------
                                                                   2,037,192
                                                               -----------------
               DIVERSIFIED FINANCIAL SERVICES - 1.3%
    113,135    Providian Financial Corp*                           1,633,669
                                                               -----------------
               REITS - 1.2%
     11,547    Mack-Cali Realty Corp.                                522,617
     19,789    New Plan Excel Realty Trust                           508,973
     13,368    Pennsylvania Real Estate Investment Trust             511,460
                                                               -----------------
                                                                   1,543,050
                                                               -----------------
               COMPUTERS & PERIPHERALS - 0.4%
     18,775    Intergraph Corp.*                                     487,023
                                                               -----------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
     35,862    MKS Instruments, Inc.*                                481,985
                                                               -----------------

Portfolio of Investments
August 31, 2004 (Unaudited)


                                                                    MARKET
      SHARES                                                        VALUE
   ------------                                                 ------------

               SEMICONDUCTORS &
               SEMICONDUCTOR EQUIPMENT - 17.7%
     64,906    Credence Systems Corp.*                         $     432,923
                                                               -----------------
               PHARMACEUTICALS & BIOTECHNOLOGY - 0.3%
     17,331    Priority Healthcare Corp.*                            385,268
                                                               -----------------
                  TOTAL COMMON STOCKS                             25,439,968
                                                               -----------------
                  (Cost $122,130,621)

                  TOTAL INVESTMENTS - 99.4%                      125,439,968
                  (Cost $122,130,621)**

                  NET OTHER ASSETS & LIABILITIES - 0.6%              755,356
                                                               -----------------
                  NET ASSETS - 100.0%                          $ 126,195,324
                                                               =================

--------------------------------------------------------------------------------
              *  Non-income producing security.
             **  Aggregate cost for federal tax purposes.
            ADR  American Depository Receipt
           REIT  Real Estate Investment Trust

            First Trust/Value Line & Ibbotson Equity Allocation Fund
                           August 31, 2004 (Unaudited)


1. VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION:

The Fund determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities trading on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not be reflected in the computation of a Fund's NAV. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

            First Trust/Value Line & Ibbotson Equity Allocation Fund
                     August 31, 2004 (Continued) (Unaudited)

2.       UNREALIZED APPRECIATION/(DEPRECIATION)

On August 31, 2004, net unrealized appreciation for Federal tax purposes was $3,309,347, consisting of $4,108,531 aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and $799,184 aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust/Value Line(R) & Ibbotson Equity Allocation Fund
            ----------------------------------------------------------------


By (Signature and Title)*  /S/ JAMES A. BOWEN
                        ----------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date  OCTOBER 28, 2004
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         ---------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date  OCTOBER 28, 2004
    ------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         ---------------------------------------------------
                           Mark R. Bradley, Chief Financial Officer
                           (principal financial officer)

Date  OCTOBER 28, 2004
    ------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.